SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of supplementary cash flow information [Abstract]
Schedule of Cash and Cash Equivalents
	March 31, 2019	March 31, 2018
Cash on hand and at bank	$67,215	$31,281
Bank term deposits and GICs	226	17,918
Total cash and cash equivalents	$67,441	$49,199

Schedule of Change in Non-cash Operating Working Capital
Changes in non-cash operating working capital:		Years Ended March 31,
	2019	2018
Trade and other receivables	$169	$715
Inventories	(606)	(1,164)
Prepaids and deposits	500	86
Accounts payable and accrued liabilities	3,962	(1,743)
Deposits received	(3,343)	(603)
Due from a related party	(23)	84
	$659	$(2,625)